Note 12 - Accrued Charter Revenue, Current and Non-current and Unearned Revenue, Current and Non-current - Schedule of Unearned Revenue (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Unearned Revenue	$ 26,367	$ 36,156
Less current portion	(15,310)	(19,668)
Non-current portion	11,057	16,488
Unearned Revenues Regarding Hires Collected in Advance [Member]
Unearned Revenue	5,589	7,924
Unearned Revenues Regarding Net Deferred Gains [Member]
Unearned Revenue	4,158
Unearned Revenues Regarding Charter Revenues Resulting from Varying Charter Rates [Member]
Unearned Revenue	$ 16,620	$ 28,232